LEASES (Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating lease cost	$ 16,724	$ 15,760
Short-term lease cost	48	19
Total operating lease cost	$ 16,772	$ 15,779